INVESTMENTS - NET INVESTMENT INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	$ 2.0	$ 0.8	$ 5.9
Tax (expense) credits	(7.2)	(17.1)	(1.2)
Net Realized Capital Gains (Losses)	26.0	64.9	1.0
Fixed maturities
Net Investment Income [Line Items]
Realized capital gains (losses) before tax	(2.9)	(0.6)	(9.5)
Derivative
Net Investment Income [Line Items]
Realized capital gains (losses) before tax	$ 34.1	$ 81.8	$ 5.8